UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

	Investment Company Act File Number :	811-5740

Name of Registrant:	Putnam Managed Municipal Income Trust
Address of Principal Executive Offices:
One Post Office Square
Boston, Massachusetts 02109
Name and address of agent of service:
James P. Pappas, Vice President
Putnam Managed Municipal Income Trust
One Post Office Square
Boston, Massachusetts 02109
CC:
John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110
Registrant's telephone number including area code:

Date of fiscal year end:
10/31/09
Date of reporting period:
07/01/2009 - 06/30/2010

Item 1: Proxy Voting Record

Registrant : Putnam Managed Municipal Income Trust
Fund Name : Putnam Managed Municipal Income Trust

Date of fiscal year end: 10/31/2009

Tembec Inc.
Ticker	Security ID:	Meeting Date		Meeting Status
TMB	CUSIP 87974D100	01/28/2010		Voted
Meeting Type	Country of Trade
Annual	United States
Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
1.1	Elect Norman Betts	Mgmt	For	Withhold	Against
1.2	Elect James Brumm	Mgmt	For	For	For
1.3	Elect James Chapman	Mgmt	For	For	For
1.4	Elect James Continenza	Mgmt	For	For	For
1.5	Elect James Lopez	Mgmt	For	For	For
1.6	Elect Luc Rossignol	Mgmt	For	For	For
1.7	Elect Francis Scricco	Mgmt	For	For	For
1.8	Elect David Steuart	Mgmt	For	For	For
1.9	Elect Lorie Waisberg	Mgmt	For	Withhold	Against
2	Appointment of Auditor and	Mgmt	For	For	For
Authority to Set Fees

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management’s recommendation if management’s recommendation is ‘Abstain.’ Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, 'N/A' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Putnam Managed Municipal Income Trust

By:	/s/ Jonathan S. Horwitz

Name:	Jonathan S. Horwitz

Title:	Executive Vice President, Treasurer, Principal Executive Officer and
Compliance Liaison

Date:	August 9, 2010